Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

The following is a summary of marketable securities:

	December 31, 2018
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$3,999	$-	$(18)	$3,981
	3,999	-	(18)	3,981

Matures after one year through three years:
Corporate debentures	33,698	29	(346)	33,381
Government debentures	11,360	-	(138)	11,222
	45,058	29	(484)	44,603

Total	$49,057	$29	$(502)	$48,584

	December 31, 2017
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$5,190	$50	$(9)	$5,231
Government debentures	295	12	(1)	306
	5,485	62	(10)	5,537

Matures after one year through three years:
Corporate debentures	56,514	137	(202)	56,449
Government debentures	12,403	8	(25)	12,386
	68,917	145	(227)	68,835

Total	$74,402	$207	$(237)	$74,372

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2018
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$12,017	$(126)	$16,547	$(238)	$28,564	$(364)
Government debentures	8,864	(117)	2,357	(21)	11,221	(138)

Total	$20,881	$(243)	$18,904	$(259)	$39,785	$(502)

	December 31, 2017
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$43,852	$(211)	$-	$-	$43,852	$(211)
Government debentures	2,854	(26)	-	-	2,854	(26)

Total	$46,706	$(237)	$-	$-	$46,706	$(237)

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2018 and December 31, 2017 by level within the fair value hierarchy.

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$48,584	$-	$48,584

Total financial assets	$-	$48,584	$-	$48,584

Liabilities:
Foreign currency derivative contracts	$-	$111	$-	$111

Total liabilities	$-	$111	$-	$111

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$74,372	$-	$74,372
Foreign currency derivative contracts	-	45	-	45

Total financial assets	$-	$74,417	$-	$74,417

Liabilities:
Payment obligation related to acquisition	$-	$-	$334	$334

Total liabilities	$-	$-	$334	$334

The following table set forth the change of fair value measurements that are categorized within Level 3:

Total fair value as of January 1, 2018	$334
Settlement of payment obligation *)	(303)
Accretion of payment obligation	44
Reversal of payment obligation **)	(75)

Total fair value as of December 31, 2018	$0

*)	$303 is included within other payables and accrued expenses on the balance sheet.
**)	The set milestone was met only at 76% as of December 31, 2018. The reversal of payment obligations was recognized in operating expenses.

The fair value of the payment obligation related to acquisition was estimated based on several factors of which the most significant is the Company’s revenue projections. The Company used a Monte Carlo Simulation of the triangular model with a discount rate of 15%. Payment obligations related to acquisition are revalued to current fair value at each reporting date. Any change in the fair value as a result of time passage is recognized in the financial expenses; any other changes in significant inputs such as the discount rate, the discount period or other factors used in the calculation, is recognized in operating expenses in the consolidated results of operations in the period the estimated fair value changes. Accretion of the payment obligation related to acquisition is included in financial expenses, net.